Financial Instruments with Preferred Rights - Movements of Financial Instruments with Preferred Rights (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Instruments [Line Items]
Change in fair value due to foreign currency translation recognized in OCI	¥ 68,357	¥ (16,323)
Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Beginning balance		2,071,508
Change in fair value recognized in profit or loss		674,269
Change in fair value due to foreign currency translation recognized in OCI		(2,152)
Converted to ordinary shares upon IPO		¥ (2,743,625)